Interest-bearing loans and borrowings - Narrative (Details) € in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Mar. 18, 2022 USD ($)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Jun. 06, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,452,661,000		$ 5,549,789,000
Forward exchange contracts
Disclosure of detailed information about borrowings [line items]
Fair Value - Liabilities	400,000		500,000
Unsecured note due 2026 with fixed coupon rate 6.25%
Disclosure of detailed information about borrowings [line items]
Notional Value	200,000,000		200,000,000		$ 200,000,000
Borrowings	200,000,000		200,000,000
Treasury notes
Disclosure of detailed information about borrowings [line items]
Notional Value | €						€ 150.0	€ 50.0	€ 50.0
Borrowings	$ 51,600,000	€ 45.3	$ 43,100,000	€ 36.7
Treasury notes | Euro interbank offered rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.60%	0.60%
Sale and leaseback agreement | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term	10 years
Sale and leaseback agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term	15 years
Sale and leaseback agreement | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.95%	1.95%
Sale and leaseback agreement | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.21%	4.21%
Sale and leaseback agreement with purchase option or obligation
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,127,500,000